Equity	12 Months Ended
Sep. 30, 2023
Equity [Abstract]
EQUITY

NOTE 12 — EQUITY

Ordinary shares

The Company was established under the laws of the Cayman Islands on September 29, 2021. The authorized number of ordinary shares upon incorporation of the Company was 5,000,000,000 shares with a par value of $0.00001 per share, and 5,000,000 ordinary shares were issued on September 29, 2021.

On January 15, 2022, the Company issued 130,631 ordinary shares at par value $0.00001 per share to a new investor, Viru Technology Limited (the “Viru Technology”). The total cash consideration of $2,000,000 was received in April 2022.

On September 16, 2022, the Company’s shareholders and Board of Directors approved a 1-to-5 share split, following which the authorized share capital of $50,000 was divided into 25,000,000,000 ordinary shares with a par value of $0.000002 each, and the issued shares was divided into 25,000,000 ordinary shares. On September 16, 2022, all the existing shareholders of the Company surrendered a total of 1,653,155 ordinary shares of $0.000002 par value each for no consideration, of which 41,155 ordinary shares were surrendered by Viru Technology. The Company has cancelled the 1,653,155 of surrendered shares concurrently. The Company believes its is appropriate to reflect the share split on a retrospective basis pursuant to ASC 260. The Company has retrospectively restated all shares and per share data for all periods presented.

On November 15, 2022, all existing shareholders surrendered in an aggregative of 381,963 ordinary shares on a pro-rata basis for no consideration. The Company has cancelled the 381,963 of surrendered shares concurrently. On the same day, the Company, together with Mr. Haogang Yang, our founder and CEO, certain BVI founder entities and all its subsidiaries in Hong Kong and mainland China, entered into an equity investment agreement with Standard International Capital Partners SPC (for and on behalf of Standard International Capital Partners Fund I SP), a segregated portfolio company organized and existing under the laws of the Cayman Islands (the “Investor”), pursuant to which the Investor agreed to invest $1.5 million in Global Mofy Cayman for 381,963 ordinary shares.

On February 10, 2023, the Company entered into a share purchase agreement with Anguo Jijian Enterprise Management Co., Ltd (“Anguo”), Anjiu Jiheng Enterprise Management Co., Ltd (“Anjiu”), and Anling Management Co., Ltd (“Anling”), pursuant to which the Company issued 740,829, 740,829, and 444,497 ordinary shares, par value US$0.000002, to Anguo, Anjiu, and Anling, respectively, for an aggregate issue price of $9.4 million (RMB65,000,000). All of the $9.4 million was received at the end of March 2023.

As a result, there were 25,926,155 and 23,618,037 ordinary shares issued and outstanding as of September 30, 2023 and 2022, respectively.

Statutory reserve

In accordance with the PRC Company Laws, the Company’s subsidiaries in the PRC are required to provide for statutory reserves, which are appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves have reached 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends. As of September 30, 2023 and 2022, the statutory reserves of the Company’s PRC subsidiaries have not reached 50% of their respective registered capital. As of September 30, 2023 and 2022, the Company’s PRC subsidiaries collectively attributed $368,271 and $39,620 of retained earnings for their statutory reserves, respectively.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

Foreign exchange and other regulations in the PRC may further restrict the Company’s subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries as determined pursuant to PRC generally accepted accounting principles. As of September 30, 2023 and 2022, restricted net assets of the Company’s PRC subsidiaries were $4,100,499 and $3,151,848, respectively.